Contract liabilities - Summary of Contract Liabilities (Detail) ₨ in Millions	Mar. 31, 2021 INR (₨)
Non-current
Deferred revenue	₨ 1,364
Total	1,364
Current
Deferred revenue	61
Total	₨ 61